245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 30, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319
Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology ETF
Fidelity Disruptors ETF (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust